Consolidated statement of comprehensive income/expense - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Consolidated statement of comprehensive income/expense
Profit for the financial year		€ 2,624	€ 536
Items that may be reclassified to the income statement in subsequent years:
Foreign exchange translation differences, net of tax		(25)	133
Foreign exchange translation differences transferred to the income statement		19	(17)
Other, net of tax	[1]	1,863	(3,743)
Total items that may be reclassified to the income statement in subsequent years		1,857	(3,627)
Items that will not be reclassified to the income statement in subsequent periods:
Net actuarial gains/(losses) on defined benefit pension schemes, net of tax		483	(555)
Total items that will not be reclassified to the income statement in subsequent years		483	(555)
Other comprehensive income/(expense)		2,340	(4,182)
Total comprehensive income/(expense) for the financial year		4,964	(3,646)
Attributable to:
- Owners of the parent		4,402	(4,069)
- Non-controlling interests		562	423
Total comprehensive income/(expense) for the financial year		€ 4,964	€ (3,646)

[1]	Principally includes the impact of the Group’s cash flow hedges deferred to other comprehensive income during the year.